SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2022	2023
Wealth Management Products	205,861	50,143